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W. Thomas Conner
Shareholder
+1 202 312 3331
tconner@vedderprice.com

November 1, 2021

VIA EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GraniteShares ETF Trust
File Nos. 333-214796 and 811-23214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Funds, that the Prospectus and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 16 (the “Amendment”) to the Funds’ Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2021 (Accession #0001493152-21-026578).

If you have any questions, concerning this filing, you may contact me at (202) 312-3331.

Sincerely,

W. Thomas Conner
W. Thomas Conner
Shareholder, Vedder Price P.C.

cc:	William Rhind
Benoit Autier

1401 I Street NW, Suite 1100 | Washington, DC 20005 | T +1 202 312 3320 | F +1 202 312 3322

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.